Other current and non-current liabilities - Additional information (Details) € in Thousands, $ in Millions			1 Months Ended
	Jun. 01, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Other current and non-current liabilities
Other non-current liabilities				€ 1,193			€ 1,032	€ 1,032
Decrease in other current liabilities				9,400			1,400	1,700
Increase in employee-related payables				9,000			700
Decrease in other miscellaneous liabilities				2,400
Increase in VAT payable				(2,200)				€ 1,400
Liability for payroll taxes relating to taxes on share-based payment				9,000
Licensing and collaboration agreement with CTTQ
Other current and non-current liabilities
Other non-current liabilities				1,200			€ 1,000
License agreement, payables for credit notes issued				€ 2,600	$ 3.0	€ 2,600
License agreement, issue of credit notes | $			$ 2.0
Licensing and collaboration agreement with CTTQ | Forecast
Other current and non-current liabilities
License agreement, issue of credit notes | $	$ 1.5	$ 1.5